12. INCOME (LOSS) PER COMMON SHARE (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
Net Income (loss)	$ 1,027	$ (206)	$ (10,974)	$ (4,995)
Basic weighted average number of shares outstanding	88,577	946
Net income (loss) per share (basic)	$ 0.012	$ (0.22)
Diluted weighted average number of shares outstanding	1,994,293	946
Net income (loss) per share (diluted)	$ 0.001	$ (0.22)
Dilutive equity instruments (number of equivalent units)	1,905,736	0
Stock options
Dilutive equity instruments (number of equivalent units)	0	0
Preferred stock
Dilutive equity instruments (number of equivalent units)	410,357	0
Convertible debt
Dilutive equity instruments (number of equivalent units)	950,338	0
Warrants
Dilutive equity instruments (number of equivalent units)	545,041	0